Segment Reporting - Additional Information (Detail)	12 Months Ended
Sep. 30, 2016 Segment
Segment Reporting Information [Line Items]
Number of operating segments	3
Xiamen NetinNet
Segment Reporting Information [Line Items]
Number of operating segments	1